FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets and public service concessions

	12/31/2021	12/31/2020
Non-current assets
Compensable Generation Concessions (a)	2,172,162	2,096,717
Itaipu Financial Asset (b)	428,865	1,103,034
Total Financial Assets	2,601,027	3,199,751

Current Liabilities
Itaipu Financial Liabilities (b)	(578,626)	(647,214)
Total Financial Liabilities	(578,626)	(647,214)

(a)Compensable Generation Concessions

In July 2021, ANEEL established the calculation criteria and procedures for the indemnity of investments in non-amortized or non-depreciated reversible goods from concessions, extended or not, under the terms of Law No. 12,783/2013. Not only that, but the ANEEL also decided in its 25th Public Ordinary Meeting of Directors of 2021, which took place on July 13, 2021, to amend the text of REN 596/2013. In this sense, the hydroelectrical installations of the subsidiaries contemplated in the analysis for the receipt of complementary indemnity are:

●	Chesf: Xingó, Paulo Afonso I, II, III, and IV, Apolônio Sales (Moxotó), Luiz Gonzaga (Itaparica), Boa Esperança, Pedra e Funil, with an installed total capacity of 9,208.5 MW;
●	Furnas: Corumbá, Funil, Furnas, Luiz Carlos de Barreto de Carvalho, Marimbondo, and Porto Colômbia, with an installed total capacity of 4,617 MW; and
●	Eletronorte: Coaracy Nunes, with an installed total capacity of 78 MW.

The Company clarifies that the values previously disclosed should be recalculated due to the new conditions established by the revision of Normative Resolution No. 596/2013, amended by Normative Resolution No. 942/2021, from July 13, 2021. Therefore, the Company has started the process of evaluation of corroborating documents, being executed by the ANEEL for the ratification of the effective values for the generation with a deadline of 365 days after the publication of Normative Resolution No. 942/2021., see note 3.1. The company’s request for indemnity goes above the values currently recorded.

It is noteworthy that the aforementioned hydroelectric installations from the subsidiaries included in the analysis for the receipt of complementary indemnity did not have their respective capacities (MW) audited.

(b)	Itaipu Financial Assets (Liabilities)

	12/31/2021	12/31/2020
Current Assets/Liabilities
Accounts Receivable	3,665,620	3,921,488
Right of Reimbursement	2,837,610	2,608,840
Energy Suppliers - Itaipu	(3,213,830)	(3,314,717)
Reimbursement Obligations	(3,868,026)	(3,862,825)
	(578,626)	(647,214)
Non-current assets /liabilities
Accounts Receivable	406,085	656,177
Right of Reimbursement	306,339	1,891,004
Reimbursement Obligations	(283,559)	(1,444,147)
	428,865	1,103,034

Total	(149,761)	455,820

Schedule assets and liabilities

	12/31/2021	12/31/2020
Current Assets/Liabilities
Accounts Receivable	3,665,620	3,921,488
Right of Reimbursement	2,837,610	2,608,840
Energy Suppliers - Itaipu	(3,213,830)	(3,314,717)
Reimbursement Obligations	(3,868,026)	(3,862,825)
	(578,626)	(647,214)
Non-current assets /liabilities
Accounts Receivable	406,085	656,177
Right of Reimbursement	306,339	1,891,004
Reimbursement Obligations	(283,559)	(1,444,147)
	428,865	1,103,034

Total	(149,761)	455,820

Summary of balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities

	12/31/2021		12/31/2020
	R$ (thousand)	US$ (thousand)	R$ (thousand)	US$ (thousand)
Regulatory Asset - Current Asset	2,837,610	508,487	2,608,839	502,018
Regulatory Asset - Non-current Asset	306,339	54,895	1,891,004	363,885
Total Assets	3,143,949	563,382	4,499,843	865,903

Reimbursement obligation - Union - Current liabilities	(2,162,803)	(387,564)	(1,639,568)	(315,502)
Reimbursement obligation - Union - Non-current liabilities	(283,559)	(50,812)	(1,444,147)	(277,897)
Total liabilities	(2,446,362)	(438,376)	(3,083,715)	(593,399)

Net financial assets	697,587	125,006	1,416,128	272,504

Adopted Rate:	12/31/2021		12/31/2020
USD	5.58		5.20